INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

8.

INCOME TAXES

Due to the net losses incurred, there was no income tax provision for the years ended December 31, 2016 and 2015. Deferred tax assets and liabilities as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Deferred Tax Assets:
Net operating loss carryforward	$14,625,674	$13,055,795
Allowance for bad debt	60,567	65,281
Stock-based compensation	2,223,337	2,167,730
Depreciation	19,373	10,702
Gross deferred tax asset	16,928,951	15,299,508
Less: deferred tax asset valuation allowance	(16,928,951)	(15,299,508)
Total net deferred tax asset	—	—
Less: Deferred tax liability - depreciation	—	—

Net deferred taxes	$—	$—

The Company had available at December 31, 2016, net operating loss carryforwards for federal and state tax purposes of approximately $38,867,000 that could be applied against taxable income in subsequent years through December 31, 2036. The amount of net operating loss carryforward that can offset future taxable income may be limited in accordance with IRC Section 382 following certain ownership changes.

Based on the weight of available evidence, both positive and negative, a valuation allowance to fully provide for the net deferred tax assets has been recorded since it is more likely than not that the deferred tax assets will not be realized. The valuation allowance was increased by $1,629,443 and $2,562,677during the years ended December 31, 2016 and 2015, respectively.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2016 and 2015 was as follows:

	For the Years Ended December 31,
	2016		2015
	Amount	%	Amount	%

Tax at U.S. statutory rate	$(1,588,495)	-34.00%	$(2,048,153)	-34.00%
State taxes, net of federal benefit	(168,053)	-3.60%	(218,670)	-3.63%
Other	127,105	2.72%	(295,854)	-4.91%
Change in valuation allowance	1,629,443	34.88%	2,562,677	42.54%
	$—	0.00%	$—	0.00%